Summary Of Significant Accounting Policies - Computation of Weighted Average Number of Common Shares Outstanding for Basic and Diluted Earnings Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average common shares	2,980,602	2,980,602	2,980,602
Average treasury shares	(241,132)	(242,966)	(244,129)
Total weighted average common shares outstanding (basic)	2,739,470	2,737,636	2,736,473
Dilutive effect of assumed exercise of stock options	2,638	1,442	2,004
Weighted average common shares outstanding (diluted)	2,742,108	2,739,078	2,738,477